Borrowings - Revolving Facility (Details) - Term Loan borrowings (repayments) - CAD ($) $ in Millions	Mar. 29, 2026	Mar. 30, 2025	Feb. 24, 2020
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity			$ 467.5
Line of credit facility, increase in credit facility commitments			$ 517.5
Line of credit facility, repayment		$ 0.0
Line of credit facility, interest and administrative fees, outstanding		0.0
Line of credit facility, unused borrowing capacity	$ 130.0	134.0
Line of credit facility, credit commitment	25.0
Deferred financing charges | Other noncurrent liabilities
Disclosure of detailed information about borrowings [line items]
Borrowings	0.5	0.7
Letters of credit outstanding
Disclosure of detailed information about borrowings [line items]
Borrowings	8.4	$ 4.4
Maximum
Disclosure of detailed information about borrowings [line items]
Line of credit facility, interest and administrative fees, outstanding	$ 0.1